UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Dividend Advantage Municipal Income Fund (NVG)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 139.9% (97.4% of Total Investments)

	MUNICIPAL BONDS – 139.6% (97.2% of Total Investments)

	Alaska – 0.5% (0.4% of Total Investments)
$ 3,035	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	B2	$ 2,344,689
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.6% (1.1% of Total Investments)
6,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	7,367,640
	Series 2005B, 5.500%, 7/01/37 – FGIC Insured
	California – 18.6% (12.9% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	1,708,580
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	3,138,150
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	Aa3 (4)	1,568,917
1,565	5.000%, 10/01/27 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	Aa3 (4)	1,653,438
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	10,784,899
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
855	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA	996,588
375	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA	437,100
340	9.461%, 2/15/20 (IF) (5)	No Opt. Call	AA	396,253
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	4,592,265
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	A2	1,912,193
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	A2	2,593,728
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,210	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,367,191
1,210	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,385,619
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,477,259
	5.000%, 9/01/27 – AMBAC Insured
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	19,194,898
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,110	4.500%, 6/01/27	6/17 at 100.00	B	2,769,424
1,570	5.000%, 6/01/33	6/17 at 100.00	B	1,264,808
1,000	5.750%, 6/01/47	6/17 at 100.00	B	804,610
365	5.125%, 6/01/47	6/17 at 100.00	B	269,797
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA	1,357,578
	11/01/25 – AGM Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	3,771,701
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,259,450
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	2,431,361
	AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,160,209
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
160	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	178,747
	2013A, 5.750%, 6/01/48
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	AA	1,005,150
530	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	AA	528,633
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	6,840,187
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/16 at 100.00	Aa1	4,297,401
	Series 2006, 3.500%, 7/01/29 – AGM Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA (4)	1,771,982
	5.000%, 8/01/28 (Pre-refunded 8/01/15) – NPFG Insured
104,310	Total California			86,918,116
	Colorado – 7.2% (5.0% of Total Investments)
16,655	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	AA– (4)	17,454,439
	Series 2005, 5.000%, 8/01/24 (Pre-refunded 8/01/15) – NPFG Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB–	757,200
	SYNCORA GTY Insured
2,225	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2004A, 5.000%,	12/14 at 100.00	Aa2 (4)	2,265,273
	12/15/16 (Pre-refunded 12/15/14) – FGIC Insured
170	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	186,398
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
1,610	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	1,748,766
	5.000%, 11/15/43
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/25 –	No Opt. Call	AA–	11,196,709
	NPFG Insured
38,410	Total Colorado			33,608,785
	District of Columbia – 2.5% (1.7% of Total Investments)
900	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	884,583
	Issue, Series 2013, 5.000%, 10/01/45
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	6,825,823
	AMBAC Insured
2,635	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue	4/22 at 100.00	BBB+	2,714,946
	Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series
	2014A, 5.000%, 10/01/53
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,061,262
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
11,275	Total District of Columbia			11,486,614
	Florida – 6.7% (4.7% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	3,209,280
	AGM Insured
1,430	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	1,550,306
	Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	Baa1	3,924,923
1,720	5.625%, 4/01/43	4/23 at 100.00	Baa1	1,904,969
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
165	5.250%, 12/01/17	No Opt. Call	AA–	165,594
100	5.250%, 12/01/18	No Opt. Call	AA–	100,326
5,825	JEA, Florida, Electric System Revenue Bonds, Series Three 2013B, 5.000%, 10/01/38	10/18 at 100.00	Aa2	6,338,416
2,335	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA	2,557,222
	Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA	1,752,942
	6.000%, 2/01/31 – AGM Insured
1,505	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	1,621,397
	Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)
2,400	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,603,088
	5.000%, 10/01/37
2,590	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	2,814,527
	5.000%, 7/01/42
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	766,718
	Inc., Series 2012A, 5.000%, 10/01/42
60	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	66,424
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,036,010
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 –	10/15 at 100.00	AA	1,044,120
	NPFG Insured
28,870	Total Florida			31,456,262
	Georgia – 5.7% (4.0% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AA	7,245,489
	Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/29	No Opt. Call	Aa3	5,612,700
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22	11/14 at 100.00	AA (4)	1,012,220
	(Pre-refunded 11/01/14) – AGM Insured
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.000%, 11/01/34 – AGM Insured	No Opt. Call	AA	504,645
10	5.000%, 11/01/43 – AGM Insured	No Opt. Call	AA	10,092
1,480	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	Aa2	1,511,583
	East Issue, Series 2012, 4.250%, 11/15/42
7,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	7,795,340
	5.000%, 2/01/36
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,109,080
	Project, Refunding Series 2012C, 5.250%, 10/01/27
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,841,482
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
24,625	Total Georgia			26,642,631
	Guam – 0.2% (0.1% of Total Investments)
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	167,343
	(Alternative Minimum Tax)
650	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	713,551
	5.500%, 7/01/43
800	Total Guam			880,894
	Hawaii – 1.2% (0.8% of Total Investments)
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A2	5,575,550
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 1.6% (1.1% of Total Investments)
2,895	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	3,068,497
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	A+	3,231,030
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	A+	1,215,191
7,025	Total Idaho			7,514,718
	Illinois – 11.4% (7.9% of Total Investments)
3,745	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	4,044,300
	5.250%, 12/01/49
3,600	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	3,808,080
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA	866,400
2,000	0.000%, 2/01/34	2/21 at 100.00	AA	642,920
2,845	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	3,079,229
	Colleges, Series 2013, 5.250%, 12/01/43
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	1,056,640
	5.000%, 6/01/42
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	AA+	5,286,250
	5.000%, 10/01/51
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA–	3,696,315
	2/01/35 – FGIC Insured
	Illinois State, General Obligation Bonds, Refunding Series 2012:
635	5.000%, 8/01/21	No Opt. Call	A–	698,589
500	5.000%, 8/01/22	No Opt. Call	A–	547,800
685	5.000%, 8/01/23	No Opt. Call	A–	745,897
4,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	No Opt. Call	A–	4,016,320
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	482,778
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	5,521,500
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	3,656,123
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	3,739,135
	Project, Tender Option Bond Trust 3861, 13.614%, 6/15/42 (IF) (5)
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA	4,237,896
5,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	5,084,900
	12/01/14) – FGIC Insured
1,680	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	1,867,639
	Inc., Series 2013, 7.625%, 11/01/48
86,845	Total Illinois			53,078,711
	Indiana – 7.4% (5.1% of Total Investments)
1,225	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	1,304,368
	2012A, 5.000%, 5/01/42
1,050	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,072,796
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	5,635,547
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
550	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	579,244
7,250	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	7,459,743
1,850	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	1,994,411
	2012A, 5.000%, 10/01/37
6,035	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	6,254,071
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
3,215	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	3,431,723
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	5,561,900
	5.500%, 1/01/38 – AGC Insured
315	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	345,297
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
765	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	855,874
	7.000%, 1/01/44 (Alternative Minimum Tax)
32,625	Total Indiana			34,494,974
	Iowa – 0.7% (0.5% of Total Investments)
480	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	507,758
	Project, Series 2013, 5.250%, 12/01/25
450	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	371,516
	5.500%, 6/01/42
2,800	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	2,458,288
	5.600%, 6/01/34
3,730	Total Iowa			3,337,562
	Kansas – 0.8% (0.6% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	3,697,610
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 2.0% (1.4% of Total Investments)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,030	0.000%, 7/01/43	7/31 at 100.00	Baa3	663,238
1,775	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,142,958
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
945	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,057,909
190	6.000%, 7/01/53	7/23 at 100.00	Baa3	214,824
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA	2,820,285
	2009, 5.250%, 2/01/20 – AGC Insured
3,435	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	A+	3,697,365
	Initiatives, Series 2012A, 5.000%, 12/01/35
9,790	Total Kentucky			9,596,579
	Louisiana – 5.1% (3.5% of Total Investments)
1,175	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	1,249,953
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA	1,132,710
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,481,800
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
6,000	5.000%, 5/01/36 – AGM Insured	No Opt. Call	Aa1	6,354,300
770	4.750%, 5/01/39 – AGM Insured	5/16 at 100.00	Aa1	810,102
8,270	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	8,656,456
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.073%,	5/16 at 100.00	Aa1	3,954
	5/01/34 – NPFG Insured (IF)
22,218	Total Louisiana			23,689,275
	Massachusetts – 3.7% (2.6% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	1,107,340
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	1,003,950
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,049,200
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
8,050	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA (4)	8,456,444
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	218,598
	5.000%, 8/15/37 – AMBAC Insured
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,842,544
	8/01/46 – AGM Insured (UB) (5)
2,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22	12/14 at 100.00	AA+ (4)	2,539,875
	(Pre-refunded 12/01/14) – AGM Insured
16,525	Total Massachusetts			17,217,951
	Michigan – 3.7% (2.6% of Total Investments)
1,055	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA	1,140,877
	5.000%, 5/01/31 – AGM Insured
1,290	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	1,267,941
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,230	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	Aa2	3,453,484
	5.000%, 12/01/39
4,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	4,342,080
	5.000%, 7/01/22
1,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	1,052,120
2,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	3,008,885
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	304,076
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	1,264,800
1,250	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	1,264,438
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
16,180	Total Michigan			17,098,701
	Minnesota – 0.4% (0.3% of Total Investments)
1,980	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA	2,020,451
	2009A, 5.000%, 1/01/15 – AGC Insured
	Missouri – 0.6% (0.4% of Total Investments)
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	2,649,961
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	107,226
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
2,560	Total Missouri			2,757,187
	Nebraska – 2.3% (1.6% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA (4)	6,693,646
	(Pre-refunded 9/01/15)
3,900	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Subordinate Lien Series	No Opt. Call	AA–	3,976,830
	2007AA, 4.500%, 2/01/27 – FGIC Insured
10,260	Total Nebraska			10,670,476
	Nevada – 2.4% (1.7% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	2,646,641
	AGM Insured
6,745	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	7,296,674
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
1,300	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,406,145
	5.000%, 6/01/42
10,395	Total Nevada			11,349,460
	New Jersey – 1.9% (1.3% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	No Opt. Call	AA–	1,919,171
	2004A, 5.000%, 7/01/29 – NPFG Insured
280	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	311,562
	University Hospital, Series 2013A, 5.500%, 7/01/43
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A	2,511,974
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	1,456,104
	AGM Insured
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	265,780
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
810	4.500%, 6/01/23	6/17 at 100.00	BB	797,259
2,025	4.750%, 6/01/34	6/17 at 100.00	B2	1,517,312
8,565	Total New Jersey			8,779,162
	New York – 6.3% (4.4% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	1,144,248
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA (4)	3,756,075
	Improvements, Series 2005B, 5.000%, 2/15/23 (Pre-refunded 2/15/15) – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	13.811%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,639,680
1,335	13.799%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,761,492
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	968,320
	2011A, 5.750%, 2/15/47
2,090	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	2,124,025
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	3,195,060
	5.000%, 9/01/35 – NPFG Insured
1,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,686,998
	5/01/36 – AGM Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	2,140,480
	5.000%, 9/01/42
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA–	501,355
	5.000%, 11/15/30 – AMBAC Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium	3/19 at 100.00	AA	1,748,806
	Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
6,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,	10/14 at 100.00	AAA	6,057,420
	Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/25 – NPFG Insured
1,340	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB	1,316,188
	Health Center Project, Series 2012, 5.000%, 7/01/42
450	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	519,719
	Subordinate Lien Series 2013A, 5.000%, 11/15/28
27,335	Total New York			29,559,866
	North Carolina – 0.7% (0.5% of Total Investments)
250	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	250,110
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,313,938
	WakeMed, Series 2012A, 5.000%, 10/01/38
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA	631,562
	AGC Insured
2,940	Total North Carolina			3,195,610
	North Dakota – 0.1% (0.1% of Total Investments)
630	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	654,028
	Project, Series 2013, 7.750%, 9/01/38
	Ohio – 5.6% (3.9% of Total Investments)
2,455	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	2,594,199
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
770	5.000%, 5/01/33	5/22 at 100.00	AA–	832,824
1,620	4.000%, 5/01/33	5/22 at 100.00	AA–	1,640,963
985	5.000%, 5/01/42	5/22 at 100.00	AA–	1,046,986
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,540	5.125%, 6/01/24	6/17 at 100.00	B–	1,290,489
710	5.875%, 6/01/30	6/17 at 100.00	B	577,976
3,665	5.750%, 6/01/34	6/17 at 100.00	B	2,924,670
2,115	5.875%, 6/01/47	6/17 at 100.00	B	1,654,586
1,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,995,365
	Improvement Series 2012A, 5.000%, 11/01/42
4,650	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,581,674
	Series 2007, 5.250%, 12/01/28 – AGM Insured
2,765	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,692,446
	Group Project, Series 2013, 5.000%, 2/15/48
1,290	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,391,201
	2013A-1, 5.000%, 2/15/48
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	931,451
	Convertible Series 2013A-3, 0.000%, 2/15/36
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
600	5.750%, 12/01/32	12/22 at 100.00	N/R	608,070
420	6.000%, 12/01/42	12/22 at 100.00	N/R	426,556
26,695	Total Ohio			26,189,456
	Oklahoma – 0.5% (0.4% of Total Investments)
2,375	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	2,441,286
	5.000%, 2/15/37
	Oregon – 0.7% (0.5% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,410,550
	5.000%, 11/15/33
	Pennsylvania – 5.0% (3.5% of Total Investments)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	1,116,675
	5.000%, 1/01/40 – AGM Insured
1,995	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	2,159,388
	Concession, Series 2013A, 5.125%, 12/01/47
4,690	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	5,519,989
	Bonds, Series 2012A, 5.000%, 7/01/19
4,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	4,182,709
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	1,122,492
	AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,792,780
	6/01/33 – AGM Insured
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	405,972
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA	2,131,220
	5.000%, 1/15/19 – AGM Insured (UB)
21,310	Total Pennsylvania			23,431,225
	Puerto Rico – 0.6% (0.4% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA	1,222,942
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
2,645	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	300,551
19,430	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	1,441,317
23,300	Total Puerto Rico			2,964,810
	Rhode Island – 1.3% (0.9% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	1,076,020
	Health System, Series 2013A, 6.000%, 9/01/33
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
820	6.125%, 6/01/32	No Opt. Call	BBB+	821,673
4,310	6.250%, 6/01/42	No Opt. Call	BBB–	4,309,785
6,130	Total Rhode Island			6,207,478
	South Carolina – 3.2% (2.2% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2006:
6,000	5.000%, 12/01/24	12/16 at 100.00	AA	6,563,040
1,950	5.000%, 12/01/28 – AGM Insured	12/16 at 100.00	AA	2,101,242
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA (4)	1,055,420
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 (Pre-refunded 10/01/15) –
	AGM Insured
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	1,427,835
	5.125%, 12/01/43
3,330	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	3,648,148
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
13,590	Total South Carolina			14,795,685
	Tennessee – 1.8% (1.3% of Total Investments)
3,395	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	3,695,627
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	1,507,139
1,455	5.000%, 10/01/20 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	1,466,815
1,955	5.000%, 10/01/21 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	1,970,875
8,300	Total Tennessee			8,640,456
	Texas – 9.4% (6.5% of Total Investments)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	694,345
375	4.400%, 12/01/47	12/22 at 100.00	BBB–	338,093
3,300	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	3,467,310
	5.125%, 11/01/43 (Alternative Minimum Tax)
2,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,891,997
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	1,456,190
	Trust 2013-9A, 18.003%, 4/01/53 (IF)
1,100	Harris County Flood Control District, Texas, General Obligation Bonds, Improvement Series	10/16 at 100.00	AAA	1,210,550
	2006, 5.000%, 10/01/26 (Pre-refunded 10/01/16)
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA+	2,019,902
	Option Bond Trust 1014, 13.723%, 11/01/41 (IF) (5)
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	7,086,143
	3418, 14.565%, 8/15/27 – AGM Insured (IF)
185	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	187,433
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
740	5.750%, 12/01/33	12/25 at 100.00	Baa2	804,225
740	6.125%, 12/01/38	12/25 at 100.00	Baa2	803,292
2,820	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	3,107,640
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	3,463,046
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA+	2,127,141
3,910	0.000%, 9/01/45	9/31 at 100.00	AA+	3,530,300
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A2	2,005,220
	Bonds, Hendrick Medical Center, Series 2013, 5.500%, 9/01/43
7,700	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding & Improvement Series	3/22 at 100.00	AAA	8,346,722
	2012, 5.000%, 3/01/52
355	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	373,318
	2012, 5.000%, 12/15/32
39,135	Total Texas			43,912,867
	Utah – 2.8% (2.0% of Total Investments)
3,200	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	3,419,712
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Tender Option Bond Trust 1193,	No Opt. Call	AAA	6,484,948
	13.570%, 12/15/15 – AGM Insured (IF)
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 – AGM Insured	6/18 at 100.00	AAA	3,333,210
11,065	Total Utah			13,237,870
	Vermont – 1.7% (1.2% of Total Investments)
7,840	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA–	8,173,749
	10/01/35 – NPFG Insured
	Virginia – 0.7% (0.5% of Total Investments)
1,795	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,833,126
2,050	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/32	No Opt. Call	BBB–	820,410
700	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	717,843
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,545	Total Virginia			3,371,379
	Washington – 8.2% (5.7% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Wind Project Revenue Bonds, Series 2006A, 4.500%,	7/16 at 100.00	A	5,498,555
	7/01/30 – AMBAC Insured
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,419,750
2,340	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	A+	2,601,191
	5.000%, 8/01/31
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	Aaa	10,995,000
	AMBAC Insured (UB)
750	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	832,372
	Refunding Series 2012B, 5.000%, 10/01/30
1,925	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,083,678
	Series 2012A, 5.000%, 10/01/42
10,000	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/31 (Pre-refunded	7/16 at 100.00	AA+ (4)	10,908,699
	7/01/16) – AGM Insured
35,280	Total Washington			38,339,245
	West Virginia – 1.9% (1.3% of Total Investments)
7,800	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	8,712,210
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 0.9% (0.6% of Total Investments)
1,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,648,330
	Obligated Group, Series 2012A, 5.000%, 4/01/42
2,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,390,651
	Series 2011A, 5.250%, 10/15/39
3,750	Total Wisconsin			4,038,981
$ 699,543	Total Municipal Bonds (cost $602,195,153)			652,860,749

Shares	Description (1), (6)			Value
	INVESTMENT COMPANIES – 0.3% (0.2% of Total Investments)
13,600	BlackRock MuniEnhanced Fund Inc.			$ 148,920
8,134	BlackRock MuniHoldings Fund Inc.			128,680
3,500	Deutsche Municipal Income Trust			46,270
7,920	Dreyfus Strategic Municipal Fund			65,498
9,500	Invesco Advantage Municipal Income Fund II			105,735
9,668	Invesco Quality Municipal Income Trust			116,209
28,980	Invesco VK Investment Grade Municipal Trust			370,364
26,280	PIMCO Municipal Income Fund II			304,585
	Total Investment Companies (cost $1,353,712)			1,286,261
	Total Long-Term Investments (cost $603,548,865			654,147,010

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS - 3.8% (2.6% of Total Investments)

	MUNICIPAL BONDS – 3.8% (2.6% of Total Investments)

	Iowa – 1.0% (0.7% of Total Investments)
$ 4,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations,	6/19 at 100.00	AA	$ 4,500,000
	Tender Option Bond Trust 13B-B, 0.110%, 6/01/26 (7)
	Missouri – 1.0% (0.6% of Total Investments)
4,455	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable	No Opt. Call	AA+	4,455,000
	Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.410%, 7/01/22 (7)
	Tennessee – 1.8% (1.3% of Total Investments)
8,645	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Variable Rate Demand	No Opt. Call	AA+	8,645,000
	Obligations, Tender Option Bond Trust 08-29, 0.080%, 3/01/16 (7)
$ 17,600	Total Short-Term Investments (cost $17,600,000)			17,600,000
	Total Investments (cost $621,148,865) – 143.7%			671,747,010
	Floating Rate Obligations – (3.9)%			(18,228,334)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.0)% (8)			(201,000,000)
	Other Assets Less Liabilities – 3.2%			14,924,329
	Net Assets Applicable to Common Shares – 100%			$ 467,443,005

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$652,860,749	$ —	$652,860,749
Investment Companies	1,286,261	—	—	1,286,261
Short-Term Investments:
Municipal Bonds	—	17,600,000	—	17,600,000
Total	$1,286,261	$670,460,749	$ —	$671,747,010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $608,185,204.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 55,755,329
Depreciation	(10,422,666)
Net unrealized appreciation (depreciation) of investments	$ 45,332,663

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014